MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES
There were no manufacturing facility closures, restructuring and other related charges incurred by the Company for the year ended December 31, 2021.

The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the two-year period ended December 31, 2020 under the caption manufacturing facility closures, restructuring and other related charges:

	2020	2019
	$	$
Impairment of property, plant and equipment, net	—	669
Equipment relocation	38	156
Revaluation and impairment of inventories, net	596	130
Termination benefits and other labor related costs, net	3,389	1,874
Restoration and idle facility costs, net	270	1,978
Professional fees, net	40	393
Other recoveries	(5)	(64)
	4,328	5,136
Charges incurred during the year ended December 31, 2020 were mainly the result of employee restructuring initiatives which began in the second quarter in response to COVID-19 uncertainties. Charges incurred were composed of $3.7 million in cash charges mainly related to termination benefits, restoration and ongoing idle facility costs and $0.6 million in non-cash impairments of inventory.

Charges incurred during the year ended December 31, 2019 were mainly the result of the Montreal, Quebec manufacturing facility closure at the end of 2019 and the Johnson City, Tennessee manufacturing facility closure at the end of 2018. Charges incurred were composed of $4.3 million in cash charges mainly related to termination benefits, restoration and ongoing idle facility costs and $0.8 million of non-cash impairments of property, plant and equipment and inventory.

As of December 31, 2021, restructuring provisions of $1.7 million ($3.6 million in 2020) are included in provisions on the consolidated balance sheets within environmental and termination benefits and other. Refer to Note 16 for more information on provisions.